Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Aerospace & Defense - 2.2%
Axon Enterprise, Inc. (A)	1,861	$ 1,335,528
Boeing Co. (A)	18,007	3,886,451
General Dynamics Corp.	6,081	2,073,621
General Electric Co.	25,332	7,620,372
Howmet Aerospace, Inc.	9,733	1,909,907
Huntington Ingalls Industries, Inc.	924	266,029
L3 Harris Technologies, Inc.	4,550	1,389,615
Lockheed Martin Corp.	4,888	2,440,138
Northrop Grumman Corp.	3,237	1,972,369
RTX Corp.	32,114	5,373,636
Textron, Inc.	4,311	364,236
TransDigm Group, Inc.	1,343	1,770,101
		30,402,003
Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	2,764	365,953
Expeditors International of Washington, Inc.	3,271	400,992
FedEx Corp.	5,285	1,246,256
United Parcel Service, Inc., Class B	17,551	1,466,035
		3,479,236
Automobile Components - 0.0% *
Aptiv PLC (A)	5,404	465,933
Automobiles - 2.4%
Ford Motor Co.	93,672	1,120,317
General Motors Co.	22,530	1,373,654
Tesla, Inc. (A)	67,026	29,807,803
		32,301,774
Banks - 3.6%
Bank of America Corp.	162,817	8,399,729
Citigroup, Inc.	43,923	4,458,184
Citizens Financial Group, Inc.	10,698	568,706
Fifth Third Bancorp	15,818	704,692
Huntington Bancshares, Inc.	35,081	605,849
JPMorgan Chase & Co.	65,762	20,743,308
KeyCorp	23,522	439,626
M&T Bank Corp.	3,667	724,672
PNC Financial Services Group, Inc.	9,532	1,915,265
Regions Financial Corp.	21,182	558,569
Truist Financial Corp.	30,564	1,397,386
U.S. Bancorp	36,914	1,784,054
Wells Fargo & Co.	76,500	6,412,230
		48,712,270
Beverages - 1.0%
Brown-Forman Corp., Class B	4,099	111,001
Coca-Cola Co.	92,356	6,125,050
Constellation Brands, Inc., Class A	3,310	445,758
Keurig Dr. Pepper, Inc.	33,182	846,473
Molson Coors Beverage Co., Class B	3,897	176,339
Monster Beverage Corp. (A)	17,117	1,152,145
PepsiCo, Inc.	32,621	4,581,293
		13,438,059
Biotechnology - 1.6%
AbbVie, Inc.	42,215	9,774,461
	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Amgen, Inc.	12,816	$ 3,616,675
Biogen, Inc. (A)	3,442	482,156
Gilead Sciences, Inc.	29,530	3,277,830
Incyte Corp. (A)	3,793	321,684
Moderna, Inc. (A)	7,905	204,186
Regeneron Pharmaceuticals, Inc.	2,482	1,395,554
Vertex Pharmaceuticals, Inc. (A)	6,173	2,417,594
		21,490,140
Broadline Retail - 3.8%
Amazon.com, Inc. (A)	231,860	50,909,500
eBay, Inc.	11,185	1,017,276
		51,926,776
Building Products - 0.5%
A.O. Smith Corp.	2,663	195,491
Allegion PLC	2,053	364,100
Builders FirstSource, Inc. (A)	2,718	329,558
Carrier Global Corp.	19,015	1,135,195
Johnson Controls International PLC	15,870	1,744,906
Lennox International, Inc.	756	400,196
Masco Corp.	5,053	355,681
Trane Technologies PLC	5,367	2,264,659
		6,789,786
Capital Markets - 3.5%
Ameriprise Financial, Inc.	2,265	1,112,681
Bank of New York Mellon Corp.	16,753	1,825,407
Blackrock, Inc.	3,435	4,004,763
Blackstone, Inc.	17,541	2,996,880
Cboe Global Markets, Inc.	2,478	607,730
Charles Schwab Corp.	40,689	3,884,579
CME Group, Inc.	8,562	2,313,367
Coinbase Global, Inc., Class A (A)	5,373	1,813,334
FactSet Research Systems, Inc.	887	254,117
Franklin Resources, Inc.	7,222	167,045
Goldman Sachs Group, Inc.	7,228	5,756,018
Interactive Brokers Group, Inc., Class A	10,443	718,583
Intercontinental Exchange, Inc.	13,599	2,291,160
Invesco Ltd.	10,579	242,682
KKR & Co., Inc.	16,213	2,106,879
Moody's Corp.	3,728	1,776,317
Morgan Stanley	28,949	4,601,733
MSCI, Inc.	1,874	1,063,326
Nasdaq, Inc.	10,696	946,061
Northern Trust Corp.	4,738	637,735
Raymond James Financial, Inc.	4,392	758,059
Robinhood Markets, Inc., Class A (A)	18,410	2,635,944
S&P Global, Inc.	7,440	3,621,122
State Street Corp.	6,817	790,840
T. Rowe Price Group, Inc.	5,161	529,725
		47,456,087
Chemicals - 1.1%
Air Products & Chemicals, Inc.	5,370	1,464,506
Albemarle Corp.	2,642	214,213
CF Industries Holdings, Inc.	3,737	335,209
Transamerica Series Trust

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Corteva, Inc.	16,607	$ 1,123,132
Dow, Inc.	16,620	381,097
DuPont de Nemours, Inc.	9,878	769,496
Eastman Chemical Co.	2,720	171,496
Ecolab, Inc.	6,087	1,666,986
International Flavors & Fragrances, Inc.	6,076	373,917
Linde PLC	11,193	5,316,675
LyondellBasell Industries NV, Class A	6,047	296,545
Mosaic Co.	7,330	254,204
PPG Industries, Inc.	5,584	586,934
Sherwin-Williams Co.	5,554	1,923,128
		14,877,538
Commercial Services & Supplies - 0.5%
Cintas Corp.	8,273	1,698,116
Copart, Inc. (A)	21,440	964,157
Republic Services, Inc.	4,915	1,127,894
Rollins, Inc.	6,556	385,100
Veralto Corp.	5,840	622,602
Waste Management, Inc.	8,769	1,936,458
		6,734,327
Communications Equipment - 0.9%
Arista Networks, Inc. (A)	24,769	3,609,091
Cisco Systems, Inc.	94,571	6,470,548
F5, Inc. (A)	1,361	439,862
Motorola Solutions, Inc.	4,025	1,840,592
		12,360,093
Construction & Engineering - 0.2%
EMCOR Group, Inc.	1,050	682,017
Quanta Services, Inc.	3,581	1,484,038
		2,166,055
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,452	915,167
Vulcan Materials Co.	3,225	992,074
		1,907,241
Consumer Finance - 0.6%
American Express Co.	12,950	4,301,472
Capital One Financial Corp.	15,222	3,235,893
Synchrony Financial	8,710	618,845
		8,156,210
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	10,599	9,810,752
Dollar General Corp.	5,218	539,280
Dollar Tree, Inc. (A)	4,729	446,276
Kroger Co.	14,945	1,007,442
Sysco Corp.	11,500	946,910
Target Corp.	10,840	972,348
Walmart, Inc.	104,909	10,811,922
		24,534,930
Containers & Packaging - 0.2%
Amcor PLC	53,230	435,421
Avery Dennison Corp.	1,880	304,880
	Shares	Value
COMMON STOCKS (continued)
Containers & Packaging (continued)
Ball Corp.	6,404	$ 322,890
International Paper Co.	12,878	597,539
Packaging Corp. of America	2,105	458,743
Smurfit WestRock PLC	11,951	508,754
		2,628,227
Distributors - 0.1%
Genuine Parts Co.	3,283	455,024
LKQ Corp.	6,106	186,477
Pool Corp.	744	230,692
		872,193
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	170,654	4,819,269
Verizon Communications, Inc.	100,447	4,414,646
		9,233,915
Electric Utilities - 1.5%
Alliant Energy Corp.	6,197	417,740
American Electric Power Co., Inc.	12,906	1,451,925
Constellation Energy Corp.	7,500	2,468,025
Duke Energy Corp.	18,580	2,299,275
Edison International	8,981	496,470
Entergy Corp.	10,772	1,003,843
Evergy, Inc.	5,431	412,864
Eversource Energy	8,842	629,020
Exelon Corp.	24,616	1,107,966
FirstEnergy Corp.	12,057	552,452
NextEra Energy, Inc.	49,030	3,701,275
NRG Energy, Inc.	4,540	735,253
PG&E Corp.	52,497	791,655
Pinnacle West Capital Corp.	2,685	240,737
PPL Corp.	17,433	647,810
Southern Co.	26,297	2,492,167
Xcel Energy, Inc.	13,667	1,102,243
		20,550,720
Electrical Equipment - 0.9%
AMETEK, Inc.	5,596	1,052,048
Eaton Corp. PLC	9,280	3,473,040
Emerson Electric Co.	13,644	1,789,820
GE Vernova, Inc.	6,493	3,992,546
Generac Holdings, Inc. (A)	1,408	235,699
Hubbell, Inc.	1,272	547,354
Rockwell Automation, Inc.	2,684	938,139
		12,028,646
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A	29,244	3,618,945
CDW Corp.	3,196	509,059
Corning, Inc.	18,693	1,533,387
Jabil, Inc.	2,536	550,743
Keysight Technologies, Inc. (A)	4,075	712,799
TE Connectivity PLC	7,170	1,574,030
Teledyne Technologies, Inc. (A)	1,104	646,988
Transamerica Series Trust

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Trimble, Inc. (A)	5,839	$ 476,754
Zebra Technologies Corp., Class A (A)	1,241	368,776
		9,991,481
Energy Equipment & Services - 0.2%
Baker Hughes Co.	24,033	1,170,888
Halliburton Co.	20,499	504,275
Schlumberger NV	35,816	1,230,996
		2,906,159
Entertainment - 1.6%
Electronic Arts, Inc.	5,301	1,069,212
Live Nation Entertainment, Inc. (A)	3,703	605,070
Netflix, Inc. (A)	10,158	12,178,629
Take-Two Interactive Software, Inc. (A)	4,034	1,042,224
TKO Group Holdings, Inc.	1,598	322,732
Walt Disney Co.	42,846	4,905,867
Warner Bros Discovery, Inc. (A)	58,524	1,142,974
		21,266,708
Financial Services - 4.0%
Apollo Global Management, Inc.	10,838	1,444,380
Berkshire Hathaway, Inc., Class B (A)	43,856	22,048,165
Block, Inc. (A)	13,249	957,505
Corpay, Inc. (A)	1,646	474,147
Fidelity National Information Services, Inc.	12,545	827,217
Fiserv, Inc. (A)	12,907	1,664,100
Global Payments, Inc.	5,847	485,769
Jack Henry & Associates, Inc.	1,752	260,925
Mastercard, Inc., Class A	19,732	11,223,759
PayPal Holdings, Inc. (A)	22,629	1,517,501
Visa, Inc., Class A	40,612	13,864,125
		54,767,593
Food Products - 0.5%
Archer-Daniels-Midland Co.	11,332	676,974
Bunge Global SA	3,116	253,175
Campbell's Co.	4,451	140,563
Conagra Brands, Inc.	11,178	204,669
General Mills, Inc.	12,921	651,477
Hershey Co.	3,491	652,992
Hormel Foods Corp.	6,871	169,988
J.M. Smucker Co.	2,493	270,740
Kellanova	6,349	520,745
Kraft Heinz Co.	20,368	530,383
Lamb Weston Holdings, Inc.	3,289	191,025
McCormick & Co., Inc.	5,994	401,058
Mondelez International, Inc., Class A	30,955	1,933,759
Tyson Foods, Inc., Class A	6,758	366,959
		6,964,507
Gas Utilities - 0.0% *
Atmos Energy Corp.	3,905	666,779
Ground Transportation - 0.9%
CSX Corp.	44,152	1,567,837
JB Hunt Transport Services, Inc.	1,876	251,703
Norfolk Southern Corp.	5,316	1,596,980
	Shares	Value
COMMON STOCKS (continued)
Ground Transportation (continued)
Old Dominion Freight Line, Inc.	4,383	$ 617,039
Uber Technologies, Inc. (A)	49,697	4,868,815
Union Pacific Corp.	14,114	3,336,126
		12,238,500
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	41,491	5,557,305
Align Technology, Inc. (A)	1,641	205,486
Baxter International, Inc.	12,322	280,572
Becton Dickinson & Co.	6,848	1,281,740
Boston Scientific Corp. (A)	35,272	3,443,605
Cooper Cos., Inc. (A)	4,716	323,329
Dexcom, Inc. (A)	9,362	629,969
Edwards Lifesciences Corp. (A)	14,201	1,104,412
GE HealthCare Technologies, Inc.	10,859	815,511
Hologic, Inc. (A)	5,299	357,629
IDEXX Laboratories, Inc. (A)	1,948	1,244,558
Insulet Corp. (A)	1,678	518,049
Intuitive Surgical, Inc. (A)	8,536	3,817,555
Medtronic PLC	30,476	2,902,534
ResMed, Inc.	3,578	979,406
Solventum Corp. (A)	3,706	270,538
STERIS PLC	2,419	598,557
Stryker Corp.	8,186	3,026,119
Zimmer Biomet Holdings, Inc.	4,830	475,755
		27,832,629
Health Care Providers & Services - 1.7%
Cardinal Health, Inc.	5,685	892,318
Cencora, Inc.	4,593	1,435,450
Centene Corp. (A)	11,663	416,136
Cigna Group	6,437	1,855,465
CVS Health Corp.	30,296	2,284,016
DaVita, Inc. (A)	751	99,785
Elevance Health, Inc.	5,459	1,763,912
HCA Healthcare, Inc.	3,886	1,656,213
Henry Schein, Inc. (A)	2,850	189,155
Humana, Inc.	2,944	765,941
Labcorp Holdings, Inc.	1,983	569,240
McKesson Corp.	2,954	2,282,083
Molina Healthcare, Inc. (A)	1,311	250,873
Quest Diagnostics, Inc.	2,761	526,191
UnitedHealth Group, Inc.	21,633	7,469,875
Universal Health Services, Inc., Class B	1,337	273,336
		22,729,989
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.	3,538	294,857
Healthpeak Properties, Inc.	16,117	308,641
Ventas, Inc.	10,934	765,271
Welltower, Inc.	15,925	2,836,879
		4,205,648
Hotel & Resort REITs - 0.0% *
Host Hotels & Resorts, Inc.	16,500	280,830
Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc., Class A (A)	10,143	1,231,563
Transamerica Series Trust

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Booking Holdings, Inc.	772	$ 4,168,237
Carnival Corp. (A)	25,031	723,646
Chipotle Mexican Grill, Inc. (A)	32,090	1,257,607
Darden Restaurants, Inc.	2,766	526,536
Domino's Pizza, Inc.	715	308,673
DoorDash, Inc., Class A (A)	8,808	2,395,688
Expedia Group, Inc.	2,899	619,661
Hilton Worldwide Holdings, Inc.	5,703	1,479,586
Las Vegas Sands Corp.	7,128	383,415
Marriott International, Inc., Class A	5,333	1,388,927
McDonald's Corp.	17,008	5,168,561
MGM Resorts International (A)	5,118	177,390
Norwegian Cruise Line Holdings Ltd. (A)	10,383	255,733
Royal Caribbean Cruises Ltd.	5,992	1,938,891
Starbucks Corp.	27,003	2,284,454
Wynn Resorts Ltd.	2,093	268,469
Yum! Brands, Inc.	6,640	1,009,280
		25,586,317
Household Durables - 0.3%
D.R. Horton, Inc.	6,706	1,136,466
Garmin Ltd.	3,653	899,442
Lennar Corp., Class A	5,330	671,793
Mohawk Industries, Inc. (A)	1,161	149,676
NVR, Inc. (A)	71	570,461
PulteGroup, Inc.	4,847	640,434
		4,068,272
Household Products - 0.9%
Church & Dwight Co., Inc.	5,927	519,383
Clorox Co.	2,870	353,871
Colgate-Palmolive Co.	19,537	1,561,788
Kimberly-Clark Corp.	8,092	1,006,159
Procter & Gamble Co.	55,970	8,599,790
		12,040,991
Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	16,790	220,956
Vistra Corp.	7,557	1,480,568
		1,701,524
Industrial Conglomerates - 0.4%
3M Co.	12,659	1,964,425
Honeywell International, Inc.	15,129	3,184,654
		5,149,079
Industrial REITs - 0.2%
Prologis, Inc.	22,059	2,526,197
Insurance - 1.9%
Aflac, Inc.	11,688	1,305,550
Allstate Corp.	6,404	1,374,619
American International Group, Inc.	13,085	1,027,696
Aon PLC, Class A	5,204	1,855,642
Arch Capital Group Ltd.	8,852	803,142
Arthur J Gallagher & Co.	6,134	1,899,945
Assurant, Inc.	1,180	255,588
Brown & Brown, Inc.	6,737	631,863
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Chubb Ltd.	8,824	$ 2,490,574
Cincinnati Financial Corp.	3,771	596,195
Erie Indemnity Co., Class A	586	186,442
Everest Group Ltd.	1,048	367,041
Globe Life, Inc.	1,996	285,368
Hartford Insurance Group, Inc.	6,763	902,117
Loews Corp.	4,172	418,827
Marsh & McLennan Cos., Inc.	11,680	2,353,871
MetLife, Inc.	13,634	1,123,033
Principal Financial Group, Inc.	4,908	406,922
Progressive Corp.	13,953	3,445,693
Prudential Financial, Inc.	8,484	880,130
Travelers Cos., Inc.	5,395	1,506,392
W.R. Berkley Corp.	7,052	540,324
Willis Towers Watson PLC	2,394	827,007
		25,483,981
Interactive Media & Services - 7.2%
Alphabet, Inc., Class A	138,954	33,779,718
Alphabet, Inc., Class C	111,700	27,204,535
Match Group, Inc.	5,901	208,423
Meta Platforms, Inc., Class A	51,814	38,051,165
		99,243,841
IT Services - 0.9%
Accenture PLC, Class A	14,849	3,661,763
Akamai Technologies, Inc. (A)	3,547	268,721
Cognizant Technology Solutions Corp., Class A	11,964	802,425
EPAM Systems, Inc. (A)	1,339	201,908
Gartner, Inc. (A)	1,824	479,475
GoDaddy, Inc., Class A (A)	3,337	456,602
International Business Machines Corp.	22,337	6,302,608
VeriSign, Inc.	2,065	577,312
		12,750,814
Leisure Products - 0.0% *
Hasbro, Inc.	3,096	234,832
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	6,968	894,343
Bio-Techne Corp.	3,720	206,943
Charles River Laboratories International, Inc. (A)	1,240	194,010
Danaher Corp.	15,307	3,034,766
IQVIA Holdings, Inc. (A)	3,951	750,453
Mettler-Toledo International, Inc. (A)	499	612,577
Revvity, Inc.	2,874	251,906
Thermo Fisher Scientific, Inc.	9,060	4,394,281
Waters Corp. (A)	1,402	420,334
West Pharmaceutical Services, Inc.	1,690	443,338
		11,202,951
Machinery - 1.5%
Caterpillar, Inc.	11,182	5,335,491
Cummins, Inc.	3,336	1,409,026
Deere & Co.	6,066	2,773,739
Dover Corp.	3,246	541,530
Transamerica Series Trust

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Fortive Corp.	8,142	$ 398,877
IDEX Corp.	1,833	298,339
Illinois Tool Works, Inc.	6,287	1,639,398
Ingersoll Rand, Inc.	8,489	701,361
Nordson Corp.	1,299	294,808
Otis Worldwide Corp.	9,655	882,757
PACCAR, Inc.	12,775	1,256,038
Parker-Hannifin Corp.	3,076	2,332,070
Pentair PLC	4,021	445,366
Snap-on, Inc.	1,237	428,658
Stanley Black & Decker, Inc.	3,766	279,927
Westinghouse Air Brake Technologies Corp.	4,190	839,969
Xylem, Inc.	5,954	878,215
		20,735,569
Media - 0.4%
Charter Communications, Inc., Class A (A)	2,271	624,763
Comcast Corp., Class A	87,705	2,755,691
Fox Corp., Class A	4,981	314,102
Fox Corp., Class B	3,212	184,015
Interpublic Group of Cos., Inc.	8,483	236,761
News Corp., Class A	8,927	274,148
News Corp., Class B	2,638	91,143
Omnicom Group, Inc.	4,698	383,028
Paramount Skydance Corp., Class B	8,253	156,147
Trade Desk, Inc., Class A (A)	10,690	523,917
		5,543,715
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	34,644	1,358,738
Newmont Corp.	26,114	2,201,671
Nucor Corp.	5,543	750,689
Steel Dynamics, Inc.	3,373	470,297
		4,781,395
Multi-Utilities - 0.6%
Ameren Corp.	6,640	693,083
CenterPoint Energy, Inc.	15,348	595,502
CMS Energy Corp.	7,056	516,923
Consolidated Edison, Inc.	8,697	874,223
Dominion Energy, Inc.	20,518	1,255,086
DTE Energy Co.	4,898	692,724
NiSource, Inc.	11,097	480,500
Public Service Enterprise Group, Inc.	12,180	1,016,543
Sempra	15,685	1,411,336
WEC Energy Group, Inc.	7,808	894,719
		8,430,639
Office REITs - 0.0% *
BXP, Inc.	3,436	255,432
Oil, Gas & Consumable Fuels - 2.7%
APA Corp.	8,736	212,110
Chevron Corp.	45,907	7,128,898
ConocoPhillips	29,707	2,809,985
Coterra Energy, Inc.	18,775	444,029
Devon Energy Corp.	15,512	543,851
Diamondback Energy, Inc.	4,564	653,108
	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.	13,193	$ 1,479,199
EQT Corp.	14,090	766,919
Expand Energy Corp.	5,255	558,291
Exxon Mobil Corp.	101,906	11,489,902
Kinder Morgan, Inc.	46,049	1,303,647
Marathon Petroleum Corp.	7,197	1,387,150
Occidental Petroleum Corp.	17,144	810,054
ONEOK, Inc.	15,107	1,102,358
Phillips 66	9,690	1,318,034
Targa Resources Corp.	5,149	862,663
Texas Pacific Land Corp.	438	408,934
Valero Energy Corp.	7,566	1,288,187
Williams Cos., Inc.	29,203	1,850,010
		36,417,329
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	15,689	890,351
Southwest Airlines Co.	13,266	423,318
United Airlines Holdings, Inc. (A)	7,778	750,577
		2,064,246
Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	5,547	488,801
Kenvue, Inc.	46,560	755,669
		1,244,470
Pharmaceuticals - 2.7%
Bristol-Myers Squibb Co.	48,705	2,196,595
Eli Lilly & Co.	18,958	14,464,954
Johnson & Johnson	57,557	10,672,219
Merck & Co., Inc.	59,609	5,002,983
Pfizer, Inc.	135,297	3,447,368
Viatris, Inc.	28,185	279,032
Zoetis, Inc.	10,495	1,535,628
		37,598,779
Professional Services - 0.6%
Automatic Data Processing, Inc.	9,757	2,863,679
Broadridge Financial Solutions, Inc., ADR	2,865	682,357
Dayforce, Inc. (A)	3,840	264,538
Equifax, Inc.	2,944	755,224
Jacobs Solutions, Inc.	2,894	433,695
Leidos Holdings, Inc.	3,157	596,547
Paychex, Inc.	7,760	983,658
Paycom Software, Inc.	1,222	254,347
Verisk Analytics, Inc.	3,312	833,001
		7,667,046
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (A)	7,073	1,114,422
CoStar Group, Inc. (A)	10,259	865,552
		1,979,974
Residential REITs - 0.2%
AvalonBay Communities, Inc.	3,466	669,527
Camden Property Trust	2,499	266,843
Equity Residential	8,070	522,371
Essex Property Trust, Inc.	1,493	399,617
Transamerica Series Trust

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Residential REITs (continued)
Invitation Homes, Inc.	13,745	$ 403,141
Mid-America Apartment Communities, Inc.	2,836	396,274
UDR, Inc.	7,395	275,538
		2,933,311
Retail REITs - 0.3%
Federal Realty Investment Trust	1,821	184,485
Kimco Realty Corp.	16,133	352,506
Realty Income Corp.	21,706	1,319,508
Regency Centers Corp.	3,857	281,175
Simon Property Group, Inc.	7,422	1,392,887
		3,530,561
Semiconductors & Semiconductor Equipment - 13.7%
Advanced Micro Devices, Inc. (A)	38,698	6,260,949
Analog Devices, Inc.	11,804	2,900,243
Applied Materials, Inc.	19,133	3,917,290
Broadcom, Inc.	112,359	37,068,358
First Solar, Inc. (A)	2,568	566,321
Intel Corp. (A)	104,413	3,503,056
KLA Corp.	3,141	3,387,883
Lam Research Corp.	30,181	4,041,236
Microchip Technology, Inc.	12,772	820,218
Micron Technology, Inc.	26,658	4,460,416
Monolithic Power Systems, Inc.	1,163	1,070,704
NVIDIA Corp.	583,010	108,778,006
NXP Semiconductors NV	6,034	1,374,123
ON Semiconductor Corp. (A)	9,951	490,684
QUALCOMM, Inc.	25,730	4,280,443
Skyworks Solutions, Inc.	3,846	296,065
Teradyne, Inc.	3,741	514,911
Texas Instruments, Inc.	21,844	4,013,398
		187,744,304
Software - 11.3%
Adobe, Inc. (A)	10,099	3,562,422
AppLovin Corp., Class A (A)	6,457	4,639,613
Autodesk, Inc. (A)	5,192	1,649,343
Cadence Design Systems, Inc. (A)	6,575	2,309,534
Crowdstrike Holdings, Inc., Class A (A)	5,928	2,906,972
Datadog, Inc., Class A (A)	7,610	1,083,664
Fair Isaac Corp. (A)	577	863,498
Fortinet, Inc. (A)	15,133	1,272,383
Gen Digital, Inc.	12,680	359,985
Intuit, Inc.	6,647	4,539,303
Microsoft Corp.	177,603	91,989,474
Oracle Corp.	39,613	11,140,760
Palantir Technologies, Inc., Class A (A)	54,349	9,914,344
Palo Alto Networks, Inc. (A)	15,913	3,240,205
PTC, Inc. (A)	2,884	585,510
Roper Technologies, Inc.	2,596	1,294,599
Salesforce, Inc.	22,823	5,409,051
ServiceNow, Inc. (A)	4,978	4,581,154
Synopsys, Inc. (A)	4,475	2,207,920
Tyler Technologies, Inc. (A)	1,011	528,915
Workday, Inc., Class A (A)	5,190	1,249,389
		155,328,038
	Shares	Value
COMMON STOCKS (continued)
Specialized REITs - 0.8%
American Tower Corp.	11,187	$ 2,151,484
Crown Castle, Inc.	10,333	997,031
Digital Realty Trust, Inc.	7,652	1,322,878
Equinix, Inc.	2,340	1,832,782
Extra Space Storage, Inc.	4,997	704,277
Iron Mountain, Inc.	6,936	707,056
Public Storage	3,823	1,104,274
SBA Communications Corp.	2,590	500,776
VICI Properties, Inc.	25,273	824,152
Weyerhaeuser Co.	17,592	436,106
		10,580,816
Specialty Retail - 1.8%
AutoZone, Inc. (A)	399	1,711,806
Best Buy Co., Inc.	4,637	350,650
CarMax, Inc. (A)	3,500	157,045
Home Depot, Inc.	23,777	9,634,203
Lowe's Cos., Inc.	13,340	3,352,475
O'Reilly Automotive, Inc. (A)	20,148	2,172,156
Ross Stores, Inc.	7,726	1,177,365
TJX Cos., Inc.	26,565	3,839,705
Tractor Supply Co.	12,598	716,448
Ulta Beauty, Inc. (A)	1,120	612,360
Williams-Sonoma, Inc.	2,885	563,873
		24,288,086
Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	354,587	90,288,488
Dell Technologies, Inc., Class C	7,321	1,037,898
Hewlett Packard Enterprise Co.	31,385	770,816
HP, Inc.	23,058	627,869
NetApp, Inc.	4,670	553,208
Seagate Technology Holdings PLC	5,180	1,222,791
Super Micro Computer, Inc. (A)	12,002	575,376
Western Digital Corp.	8,266	992,416
		96,068,862
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp. (A)	3,543	359,154
Lululemon Athletica, Inc. (A)	2,659	473,116
NIKE, Inc., Class B	28,368	1,978,101
Ralph Lauren Corp.	942	295,373
Tapestry, Inc.	5,127	580,479
		3,686,223
Tobacco - 0.6%
Altria Group, Inc.	40,534	2,677,676
Philip Morris International, Inc.	37,116	6,020,215
		8,697,891
Trading Companies & Distributors - 0.3%
Fastenal Co.	27,751	1,360,909
United Rentals, Inc.	1,523	1,453,947
WW Grainger, Inc.	1,048	998,702
		3,813,558
Water Utilities - 0.0% *
American Water Works Co., Inc.	4,664	649,182
Transamerica Series Trust

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	11,537	$ 2,761,727
Total Common Stocks (Cost $870,088,557)		1,363,152,934

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
Fixed Income Clearing Corp., 1.65% (B), dated 09/30/2025, to be repurchased at $2,823,603 on 10/01/2025. Collateralized by a U.S. Government Obligation, 1.13%, due 02/28/2027, and with a value of $2,880,099.	$ 2,823,473	2,823,473
Total Repurchase Agreement (Cost $2,823,473)		2,823,473
Total Investments (Cost $872,912,030)		1,365,976,407
Net Other Assets (Liabilities) - 0.2%		3,181,141
Net Assets - 100.0%		$ 1,369,157,548
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	9	12/19/2025	$3,015,558	$3,032,438	$16,880	$—
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,363,152,934	$—	$—	$1,363,152,934
Repurchase Agreement	—	2,823,473	—	2,823,473
Total Investments	$1,363,152,934	$2,823,473	$—	$1,365,976,407
Other Financial Instruments
Futures Contracts (D)	$16,880	$—	$—	$16,880
Total Other Financial Instruments	$16,880	$—	$—	$16,880
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at September 30, 2025.
(C)
There were no transfers in or out of Level 3 during the period ended September 30, 2025. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(D)	Derivative instruments are valued at unrealized appreciation (depreciation).
Transamerica Series Trust

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica S&P 500 Index VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica S&P 500 Index VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust

Transamerica S&P 500 Index VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust